Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables	Trade and Other Payables

	December 31 2021	December 31 2020
	$	$
Trade accounts payable	213.1	217.6
Employee and payroll liabilities	349.5	277.4
Accrued liabilities	72.1	81.0
Trade and other payables	634.7	576.0
During 2021, certain jurisdictions, primarily the United States, the United Kingdom, and Australia permitted companies to defer certain non-corporate tax payments. At December 31, 2021, the Company deferred payments of these non-corporate taxes of $17.4 which are due before the end of 2022 and are recorded in Trade and Other Payables.